UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-451-2010

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2007–June 30, 2008

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06740
Reporting Period: 07/01/2007 - 06/30/2008
Legg Mason Partners Institutional Trust

                       CITI INSTITUTIONAL CASH RESERVES

                    CITI INSTITUTIONAL ENHANCED INCOME FUND

                      CITI INSTITUTIONAL LIQUID RESERVES

                     CITI INSTITUTIONAL TAX FREE RESERVES

                   CITI INSTITUTIONAL U.S. TREASURY RESERVES

                              SMASH SERIES C FUND

                             SMASH SERIES EC FUND

                              SMASH SERIES M FUND

                             SMASH SERIES MEC FUND

           WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

                 WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND

            WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

                                END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 22, 2008